Income Tax - Income Tax Expense (Details) - ARS ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Expense [Abstract]
Current Tax		$ (9,290,084)	$ (353,039)	$ (35,770,730)
Deferred Tax		11,813,834	(10,600,563)	11,184,736
Over/under income tax from prior year	[1]	89,966	1,951,077	963,830
Income tax recognized in the consolidated statement of profit or loss		$ 2,523,750	$ (9,002,525)	$ (23,622,164)	$ (555,002)	$ (647,945)	$ (264,257)

[1]	It includes an income tax charge of 1,897,285 corresponding to the tax inflation mechanism applied for fiscal year 2020 – see note 11.4 “Income tax – inflation adjustment for fiscal year 2020”.